SCHEDULE OF CONSTRUCTION IN PROGRESS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Construction In Progress
Greenhouse costs		$ 452,405
Construction-in-progress		$ 452,405